Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Comprise of financial asset through Libor rate	R$ 1,915,573	R$ 1,851,322
London Interbank Offered Rate LIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Comprise of financial asset through Libor rate	R$ 1,102	R$ 621